Property, plant and equipment	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, plant and equipment
10. Property, plant and equipment:

		Accumulated	Net book
December 31, 2016	Cost	depreciation	value
Land and buildings	$4,471	$1,127	$3,344
Computer equipment and software	9,230	7,044	2,186
Furniture and fixtures	6,703	2,641	4,062
Machinery and equipment	77,120	34,754	42,366
Leasehold improvements	14,346	6,622	7,724
	$111,870	$52,188	$59,682

		Accumulated	Net book
December 31, 2015	Cost	depreciation	value
Land and buildings	$2,706	$165	$2,541
Computer equipment and software	7,171	6,234	937
Furniture and fixtures	5,163	2,084	3,079
Machinery and equipment	70,415	36,739	33,676
Leasehold improvements	10,394	8,100	2,294
	$95,849	$53,322	$42,527

Based on declining revenue and operating results, which were impacted by lower oil prices, the Company concluded that there were impairment indicators, requiring the performance of a long-lived assets impairment test during the years ended December 31, 2016 and 2015.

During the year ended December 31, 2016, the Company recorded an impairment charge of $2,708. The impairment resulted primarily from the write-down of engineering test equipment in Vancouver, Canada. The method used to determine the fair value of equipment was based on utilization of assets and the write-down was recorded in the Corporate and Technology Investments segment.

During the year ended December 31, 2015, the Company recorded an impairment charge of $4,015. The impairment resulted primarily from the write-down of OrcaTM LNG trailers ("Orcas") which provide in-yard fleets convenient refueling in the absence of a permanent liquefied natural gas ("LNG") solution. The method used to determine fair value was recent sales of Orcas and the impairment charge was recorded in the Automotive business segment.

Depreciation expense for the year ended December 31, 2016 was $12,836 (year ended December 31, 2015 - $10,703; year ended December 31, 2014 - $14,106). The amount of depreciation expense included in cost of sales for the year ended December 31, 2016 was $4,707 (year ended December 31, 2015 - $1,918; year ended December 31, 2014 - $3,130).